Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2017	2016
Land	-	$540	$530
Buildings	33-50	10,254	9,810
Machinery and equipment	8-20	11,902	11,248
Furniture, fixtures and other	3-12 1/2	4,661	4,410
Construction in progress	-	2,680	2,127
		30,037	28,125
Less: Accumulated depreciation		16,172	14,807
Property, plant and equipment(a)		$13,865	$13,318

(a)
The increase in total property, plant and equipment is primarily due to capital additions and the impact of foreign exchange, partially offset by depreciation, reductions due to restructuring efforts and disposals.